November 5, 2010 VIA EDGAR AND HAND DELIVERY

United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Mail Stop: 4720
Washington, DC 20549
Attention:  John L. Krug

Re:	Ikaria, Inc.
Registration Statement on Form S-1
Amendment No. 5 filed October 27, 2010 (File No. 333-166792)

Ladies and Gentlemen:

On behalf of Ikaria, Inc. (the “Company”), submitted herewith for filing is Amendment No. 6 to the Registration Statement on Form S-1 (File No. 333-166792) filed by the Company with the U.S. Securities and Exchange Commission on May 13, 2010.

Please contact the undersigned at (617) 526-6982 if you have any comments or questions regarding this filing.

Very truly yours,

/s/ Lia Der Marderosian
Lia Der Marderosian

cc:	Daniel Tassé
Matthew M. Bennett, Esq.
Steven D. Singer, Esq.